Business Combination (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jan. 12, 2023	Oct. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill			$ 20,680,212	$ 626,647
Common stock, par value			$ 0.01	$ 0.01
Restricted stock units, granted			4,350,622	825,180
Common stock, shares outstanding			30,427,750	15,496,932	13,877,636
Acquisition of GSI Technology
Business Acquisition [Line Items]
Effective date of acquisition		Oct. 01, 2022
Cash paid to acquire business		$ 350,000
Shares issued at effective time of acquisition		88,104
Value of shares issued at effective time of acquisition		$ 276,647
Total consideration transferred		626,647
Transaction costs		$ 87,865
Acquisition of Molekule | AeroClean Technologies, Inc.
Business Acquisition [Line Items]
Net assets acquired	$ 66,000,000
Identifiable intangible assets acquired	46,000,000
Goodwill	$ 20,000,000
Effective date of acquisition	Jan. 12, 2023
Acquisition of Molekule | AeroClean Technologies, Inc. | Trademark
Business Acquisition [Line Items]
Identifiable intangible assets acquired	$ 27,000,000
Acquisition of Molekule | AeroClean Technologies, Inc. | Software
Business Acquisition [Line Items]
Identifiable intangible assets acquired	16,000,000
Acquisition of Molekule | AeroClean Technologies, Inc. | Customer Relationships
Business Acquisition [Line Items]
Identifiable intangible assets acquired	$ 3,000,000
Acquisition of Molekule | AeroClean Technologies, Inc. | Common Stock
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Equity ownership in outstanding shares	49.50%
Common stock, shares outstanding	30,427,750
Acquisition of Molekule | AeroClean Technologies, Inc. | Non-Assessable Common Stock
Business Acquisition [Line Items]
Shares issued at effective time of acquisition	14,907,210
Number of warrants issued	23,608
Restricted stock units, granted	500,380